Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories
As at December 31	2023	2022
Finished commercial product available for sale	$2,048	$2,365
Finished retail pharmacy product available for sale	306	267
Unfinished product and packaging materials	546	589
	$2,900	$3,221